Schedule of Investments (unaudited)	iShares® Neuroscience and Healthcare ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 58.1%
ACADIA Pharmaceuticals Inc.(a)	6,585	$148,623
Acumen Pharmaceuticals Inc.(a)	5,246	9,810
Alector Inc.(a)	7,402	38,490
Alkermes PLC(a)	6,255	151,308
Anavex Life Sciences Corp.(a)	9,434	52,642
Annexon Inc.(a)	4,724	10,724
Argenx SE, ADR(a)(b)	356	167,167
BioArctic AB, Class B(a)(c)	4,599	92,784
Biogen Inc.(a)	685	162,715
Biohaven Ltd., NVS(a)	6,868	182,071
Bioxcel Therapeutics Inc.(a)	2,183	8,765
Catalyst Pharmaceuticals Inc.(a)(b)	11,795	146,376
Cerevel Therapeutics Holdings Inc.(a)	7,736	182,956
Design Therapeutics Inc.(a)	1,508	3,076
Dyne Therapeutics Inc.(a)(b)	3,849	27,135
Entrada Therapeutics Inc.(a)	2,137	34,213
Karuna Therapeutics Inc.(a)	970	161,612
Larimar Therapeutics Inc.(a)	4,987	14,612
Neurocrine Biosciences Inc.(a)	1,655	183,606
Ovid therapeutics Inc.(a)	6,929	24,598
PTC Therapeutics Inc.(a)	4,566	85,613
Sarepta Therapeutics Inc.(a)	1,494	100,561
Scholar Rock Holding Corp.(a)(b)	5,121	60,223
Vanda Pharmaceuticals Inc.(a)	6,608	28,943
Voyager Therapeutics Inc.(a)	4,140	27,200
Xenon Pharmaceuticals Inc.(a)	4,682	145,142
		2,250,965
Health Care Equipment & Supplies — 10.9%
Axogen Inc.(a)	4,706	17,695
Axonics Inc.(a)	3,206	164,179
ClearPoint Neuro Inc.(a)	2,585	14,218
CVRx Inc.(a)	1,093	14,624
Integra LifeSciences Holdings Corp.(a)	4,279	153,873
Nevro Corp.(a)	4,150	59,884
		424,473
Life Sciences Tools & Services — 0.4%
Cellivery Therapeutics Inc.(a)(d)	3,565	14,082

Pharmaceuticals — 30.5%
Amylyx Pharmaceuticals Inc.(a)	5,637	91,939
Security	Shares	Value

Pharmaceuticals (continued)
Avadel Pharmaceuticals PLC, ADR(a)(b)	9,890	$97,515
Cassava Sciences Inc.(a)(b)	4,631	93,315
Edgewise Therapeutics Inc.(a)	4,661	29,830
H Lundbeck A/S.	31,769	166,058
Harmony Biosciences Holdings Inc.(a)	4,012	94,443
Intra-Cellular Therapies Inc.(a)	3,278	163,113
Neuren Pharmaceuticals Ltd., NVS(a)	13,141	89,633
Seelos Therapeutics Inc.(a)	14,749	2,739
SK Biopharmaceuticals Co. Ltd.(a)	2,942	164,642
Supernus Pharmaceuticals Inc.(a)	5,631	134,299
WaVe Life Sciences Ltd.(a)	9,784	52,638
		1,180,164
Total Long-Term Investments — 99.9%
(Cost: $4,813,583)		3,869,684

Short-Term Securities

Money Market Funds — 12.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(e)(f)(g)	475,314	475,504

Total Short-Term Securities — 12.3%
(Cost: $475,452)		475,504

Total Investments — 112.2%
(Cost: $5,289,035)		4,345,188

Liabilities in Excess of Other Assets — (12.2)%		(471,465)

Net Assets—100.0%		$3,873,723

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$656,581	$—	$(181,139	)(a)	$64	$(2)	$475,504	475,314	$3,410	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Neuroscience and Healthcare ETF
October 31, 2023

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,435,269	$420,333	$14,082	$3,869,684
Short-Term Securities
Money Market Funds	475,504	—	—	475,504
	$3,910,773	$420,333	$14,082	$4,345,188

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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